PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Changes in other provisions [abstract]
Beginning balance	€ 122	€ 140
IFRIC 23 application		(20)
Allowance	22	9
Amounts used	(12)	(7)
Unused amounts reversed	(10)	(5)
Unwinding of discounts	2	4
Effects of changes in foreign exchange rates	(3)	2
Transfer	0	(1)
Ending balance	121	122
Current			€ 23	€ 23
Non-Current			98	99
Total Provisions	122	122	121	122
Close down and environmental remediation costs
Changes in other provisions [abstract]
Beginning balance	90	83
IFRIC 23 application		0
Allowance	2	1
Amounts used	(1)	(2)
Unused amounts reversed	(2)	(1)
Unwinding of discounts	2	4
Effects of changes in foreign exchange rates	(3)	2
Transfer	0	3
Ending balance	88	90
Current			7	7
Non-Current			81	83
Total Provisions	90	90	88	90
Restructuring costs
Changes in other provisions [abstract]
Beginning balance	4	3
IFRIC 23 application		0
Allowance	13	2
Amounts used	(10)	(1)
Unused amounts reversed	(1)	0
Unwinding of discounts	0	0
Effects of changes in foreign exchange rates	0	0
Transfer	0	0
Ending balance	6	4
Current			4	2
Non-Current			2	2
Total Provisions	4	4	6	4
Legal claims and other costs
Changes in other provisions [abstract]
Beginning balance	28	54
IFRIC 23 application		(20)
Allowance	7	6
Amounts used	(1)	(4)
Unused amounts reversed	(7)	(4)
Unwinding of discounts	0	0
Effects of changes in foreign exchange rates	0	0
Transfer	0	(4)
Ending balance	27	28
Current			12	14
Non-Current			15	14
Total Provisions	€ 28	€ 28	€ 27	€ 28